STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – STOCKHOLDERS’ DEFICIT

Preferred Stock:

The total number of preferred shares authorized and that may be issued by the Company is 10,000,000 preferred shares with a par value of $0.01. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, pursuant to Certificate of Designation filed on December 9, 2014, 500,000 have been designated as Series A preferred stock, with a par value of $0.01 (“Series A Preferred Stock”). On December 9, 2014, the Company issued 500,000 shares of Series A Preferred Stock to its CEO in consideration for services rendered to the Company, including for and as an incentive to continue to assist and provide services to the Company. The shares were valued at $0.00213 per share for a total value of $1,067 based on the average sale price per share of the 8,161,000 shares of common stock sold during the three months ended December 31, 2014.

Of the total preferred shares authorized, pursuant to Certificate of Designation filed on June 16, 2015, up to five (5) shares have been designated as Series B preferred stock, with a par value of $0.01 (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock shall be entitled to voting power equivalent of the number of votes equal to the total number of Company’ common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. On June 16, 2015, the Company issued 1 share of Series B Preferred Stock to its CEO in consideration for services rendered to the Company, including for and as an incentive to continue to assist and provide services to the Company. The share was valued at $0.1165 per share for a total value of $0.12 based on the closing price of the stock on that date. This value represents the economic rights of the share as the value of voting rights, which represent control rights, are not objectively measureable.

Common Stock:

On November 12, 2014, the Company filed an amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware, to increase the Company’s authorized common stock from one hundred million (100,000,000) shares of common stock, par value $0.001 per share, to ten billion (10,000,000,000) shares of common stock, par value $0.001 per share. On July 10, 2015, the Company filed an amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware, to decrease the Company’s authorized common stock from ten billion (10,000,000,000) shares of common stock, par value $0.001 per share, to two billion (2,000,000,000) shares of common stock, par value $0.001 per share.

Shares issued for services

On June 4, 2015, the Company entered into an agreement with a consultant to provide services over a six month period in exchange for 500,000 shares of common stock. The Company valued the 500,000 shares based on the market price on the agreement date of $0.0706 and will recognize $35,300 of consulting expense through the term of the agreement. On July 2, 2015 the Company issued the 500,000 shares related to this agreement. The Company has recorded $30,285 of consulting expense for the six months ended December 31, 2015.

On August 26, 2015, the Company issued 560,000 shares of common stock to a consultant as compensation for a six month period consulting service. The Company valued the 560,000 shares based on the market price on the issuance date of $0.04. The Company has recorded $15,461 of consulting expense for the six months ended December 31, 2015.

On September 8, 2015, the Company issued 600,000 shares of common stock to a member of the Company’s Scientific Advisory Board. The Company valued the 600,000 shares based on the market price on the issuance date of $0.0369 and immediately expensed the $22,140.

Additionally, during the six months ended December 31, 2015, the Company recognized $407,581 of consulting expense for prepaid services related to shares issued in fiscal 2015.

On July 24, 2015, the Company entered into an agreement with a consultant to provide services over a six month period. The Company agreed to issue the consultant 8,000,000 shares of common stock. The Company valued the 8,000,000 shares based on the market price on the agreement date of $0.0435 and is recognizing $348,000 of consulting expense through the term of the agreement. On October 8, 2015, the Company issued the 8,000,000 shares related to this agreement. The Company has recorded $299,246 of consulting expense for the six months ended December 31, 2015 related to this agreement.

On October 1, 2015, the Company entered into an agreement with a consultant to provide services over a one year period. The Company agreed to issue the consultant 1,500,000 shares of common stock and an additional 1,500,000 shares of common stock on April 1, 2016 unless the Company terminates the agreement. The Company valued the 1,500,000 shares based on the market price on the agreement date of $0.031 and is recognizing $46,500 of consulting expense over the one year term of the agreement. The Company has recorded $11,720 of consulting expense for the six months ended December 31, 2015 related to this agreement. On October 1, 2015, the Company issued 1,100,000 and 400,000 shares of common stock to consultants related to this agreement.

On October 16, 2015, the Company issued 4,000,000 shares of common stock to a consultant. The Company valued the 4,000,000 shares based on the market price on the issuance date of $0.0415 and is recognizing $166,000 of consulting expense over the six month term of the agreement. The Company has recorded $68,940 of consulting expense for the six months ended December 31, 2015 related to this agreement.

On December 30, 2015, the Company entered into an agreement with a consultant to provide services over a nine month period. The Company agreed to issue the consultant 1,000,000 shares of common stock. The Company valued the 1,000,000 shares based on the market price on the agreement date of $0.0260 and is recognizing $26,000 of consulting expense over the term of the agreement. On January 4, 2016, the Company issued the 1,000,000 shares of this agreement (See Note 11). The Company has recorded $189 of consulting expense for the six months ended December 31, 2015 related to this agreement.

Shares issued for conversion of convertible debt

On August 14, 2015, pursuant to a conversion notice, $20,500 of principal and interest was converted at $0.02365 into 866,796 shares of common stock (See Note 5).

On August 14, 2015, pursuant to a conversion notice, $20,802 of principal and interest was converted at $0.02365 into 879,585 shares of common stock (See Note 5).

On August 26, 2015, pursuant to a conversion notice, $26,068 of principal and interest was converted at $0.018425 into 1,414,843 shares of common stock (See Note 5).

On September 1, 2015, pursuant to a conversion notice, $25,723 of principal and interest was converted at $0.018425 into 1,396,108 shares of common stock (See Note 5).

On September 4, 2015, pursuant to a conversion notice, $15,648 of principal and interest was converted at $0.018425 into 849,263 shares of common stock (See Note 5).

On September 16, 2015, pursuant to a conversion notice, $15,687 of principal and interest was converted at $0.018975 into 826,726 shares of common stock (See Note 5).

On September 18, 2015, pursuant to a conversion notice, $15,694 of principal and interest was converted at $0.017875 into 877,969 shares of common stock (See Note 5).

On September 22, 2015, pursuant to a conversion notice, $15,638 of principal and interest was converted at $0.01716 into 911,294 shares of common stock (See Note 5).

On October 1, 2015, pursuant to a conversion notice, $26,635 of principal and interest was converted at $0.012375 into 2,152,289 shares of common stock (See Note 5).

On October 7, 2015, pursuant to a conversion notice, $31,374 of principal and interest was converted at $0.012375 into 2,535,293 shares of common stock (See Note 5).

On October 13, 2015, pursuant to a conversion notice, $109,004 of principal and interest was converted at $0.012375 into 8,808,435 shares of common stock (See Note 5).

On October 13, 2015, pursuant to a conversion notice, $104,712 of principal and interest was converted at $0.012375 into 8,461,602 shares of common stock (See Note 5).

On October 15, 2015, pursuant to a conversion notice, $50,000 of principal and interest was converted at $0.01 into 5,000,000 shares of common stock (See Note 5).

On November 17, 2015, pursuant to a conversion notice, $2,099 of principal and interest was converted at $0.01986 into 105,709 shares of common stock (See Note 5).

On November 17, 2015, pursuant to a conversion notice, $35,000 of principal and interest was converted at $0.01 into 3,500,000 shares of common stock (See Note 5).

On November 23, 2015, pursuant to a conversion notice, $15,707 of principal and interest was converted at $0.0154 into 1,019,925 shares of common stock (See Note 5).

On November 24, 2015, pursuant to a conversion notice, $20,947 of principal and interest was converted at $0.0154 into 1,360,185 shares of common stock (See Note 5).

On November 30, 2015, pursuant to a conversion notice, $49,287 of principal and interest was converted at $0.0154 into 3,200,448 shares of common stock (See Note 5).

On December 4, 2015, pursuant to a conversion notice, $31,703 of principal and interest was converted at $0.0154 into 2,058,637 shares of common stock (See Note 5).

On December 8, 2015, pursuant to a conversion notice, $63,213 of principal and interest was converted at $0.01595 into 3,963,207 shares of common stock (See Note 5).

On December 11, 2015, pursuant to a conversion notice, $50,000 of principal was converted at $0.02608 into 1,917,178 shares of common stock (See Note 5).

On December 15, 2015, pursuant to a conversion notice, $50,000 of principal was converted at $0.02712 into 1,843,658 shares of common stock (See Note 5).

On December 16, 2015, pursuant to a conversion notice, $31,782 of principal and interest was converted at $0.01650 into 1,926,177 shares of common stock (See Note 5).

On December 17, 2015, pursuant to a conversion notice, $40,000 of principal was converted at $0.02500 into 1,600,000 shares of common stock (See Note 5).

On December 21, 2015, pursuant to a conversion notice, $40,000 of principal was converted at $0.02360 into 1,694,916 shares of common stock (See Note 5).

On December 21, 2015, pursuant to a conversion notice, $51,719 of principal and interest was converted at $0.01584 into 3,265,069 shares of common stock (See Note 5).

On December 23, 2015, pursuant to a conversion notice, $40,000 of principal was converted at $0.02320 into 1,724,138 shares of common stock (See Note 5).

On December 23, 2015, pursuant to a conversion notice, $31,414 of principal and interest was converted at $0.01584 into 1,983,188 shares of common stock (See Note 5).

On December 28, 2015, pursuant to a conversion notice, $40,000 of principal was converted at $0.02320 into 1,724,138 shares of common stock (See Note 5).

On December 29, 2015, pursuant to a conversion notice, $15,727 of principal and interest was converted at $0.01573 into 999,783 shares of common stock (See Note 5).

On December 30, 2015, pursuant to a conversion notice, $40,000 of principal was converted at $0.02284 into 1,751,314 shares of common stock (See Note 5).

Warrants:

On October 28, 2015, pursuant to a convertible debenture, the Company issued 26,190,476 warrants to purchase common stock. These warrants have an exercise price of $0.60 per share and expire 4 years from the date of issuance (See Note 5).

As of December 31, 2015, there were 33,569,634 warrants outstanding and exercisable with expiration dates commencing September 2018 – May 2020.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Preferred Stock:

The total number of preferred shares authorized and that may be issued by the Company is 10,000,000 preferred shares with a par value of $0.01. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, pursuant to Certificate of Designation filed on December 9, 2014, 500,000 have been designated as Series A preferred stock, with a par value of $0.01 (“Series A Preferred Stock”). On December 9, 2014, the Company issued 500,000 shares of Series A Preferred Stock to its CEO in consideration for services rendered to the Company, including for and as an incentive to continue to assist and provide services to the Company. The shares were valued at $0.00213 per share for a total value of $1,067 based on the average sale price per share of the 8,161,000 shares of common stock sold during the three months ended December 31, 2014.

Of the total preferred shares authorized, pursuant to Certificate of Designation filed on June 16, 2015, up to five (5) shares have been designated as Series B preferred stock, with a par value of $0.01 (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock shall be entitled to voting power equivalent of the number of votes equal to the total number of Company’ common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. On June 16, 2015, the Company issued 1 share of Series B Preferred Stock to its CEO in consideration for services rendered to the Company, including for and as an incentive to continue to assist and provide services to the Company. The share was valued at $0.1165 per share for a total value of $0.12 based on the closing price of the stock on that date.  This value represents the economic rights of the share as the value of voting rights, which represent control rights, are not objectively measureable.

Common Stock:

On November 12, 2014, the Company filed an amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware, to increase the Company’s authorized common stock from one hundred million (100,000,000) shares of common stock, par value $0.001 per share, to ten billion (10,000,000,000) shares of common stock, par value $0.001 per share. On July 10, 2015, the Company filed an amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware, to decrease the Company’s authorized common stock from ten billion (10,000,000,000) shares of common stock, par value $0.001 per share, to two billion (2,000,000,000) shares of common stock, par value $0.001 per share.

In July 2013, the Company issued 300,000 shares of common stock to a consultant related to a June 6, 2013 agreement. The shares were valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $12,000 during the first quarter of fiscal 2014 and $48,000 was previously recognized during fiscal 2013 as the expense was amortized over the term of the agreement.

In July 2013, the Company issued 250,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $50,000 related to the share issuance.

In July 2013, the Company issued 137,500 shares of common stock to a consultant in exchange for a $27,500 accounts payable relating to past services. The shares are fully vested and valued at $0.20 per share (based on current market price) and accordingly there was no gain or loss on this settlement.

In July 2013, the Company issued 10,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $2,000 related to the share issuance.

In July 2013, the Company issued 150,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $30,000 related to the share issuance.

In September 2013, the Company issued the balance of 300,000 shares of common stock to a consultant related to a June 6, 2013 agreement. The shares were valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $60,000 during the three months ended September 30, 2013.

On September 30, 2013, pursuant to a consulting agreement, the company issued 25,000 shares of common stock for past services performed during the quarter. The shares were valued at $0.20 per share (based on current market price) and accordingly, the Company recognized an expense of $5,000 during the three months ended September 30, 2013.

In October 2013, the Company issued 500,000 vested shares of common stock as a non-refundable retainer in conjunction with a 90-day investment banking services agreement. The shares were valued at the market price on the day of the grant, $0.10, and the Company recorded an expense of $50,000.

In October 2013, the Company issued 200,000 shares of common stock to a consultant for services. The shares were issued to the consultant and vest over the three year term of the agreement. The shares were valued at $0.10 per share (based on current market price) and accordingly, the Company recognized an expense of $13,333 and recorded $6,667 in prepaid expenses for January's services which has since been fully expensed.

In October 2013, the Company issued 100,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.10 per share (based on current market price) and accordingly, the Company recognized an expense of $10,000 related to the share issuance.

In November 2013, the Company issued 30,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.10 per share (based on current market price) and accordingly, the Company recognized an expense of $3,000 related to the share issuance.

In November 2013, the Company issued 25,000 shares of common stock to a consultant for past services. The shares are fully vested and valued at $0.10 per share (based on current market price) and accordingly, the Company recognized an expense of $2,500 related to the share issuance.

On May 9, 2014, the Company entered into an agreement with a consultant to provide services over a twelve month period in exchange for 1,000,000 shares of common stock. The Company valued the 1,000,000 shares based on the market price on the agreement date of $0.10 and will recognize $100,000 of consulting expense through the term of the agreement. On August 7, 2014 the Company issued the first 500,000 shares of this agreement. On April 28, 2015 the Company issued the remaining 500,000 shares of this agreement. The Company has recorded $100,000 of consulting expense as of June 30, 2015 related to this agreement.

On July 2, 2014, a $139,680 convertible note was converted into shares of common stock pursuant to a conversion notice. $154,798 of principal and interest was converted at $0.0709 into 2,183,333 shares (See Note 6).

On September 11, 2014, the Company issued 7,426,000 shares of common stock as the first tranche of a settlement agreement. (See Note 9).

On October 17, 2014, the Company entered into an agreement with a consultant to provide services over a six month period. The Company agreed to issue the consultant 4,000,000, 3,000,000 and 3,000,000 shares of common stock in the first, third and fifth months respectively. The Company valued the 10,000,000 shares based on the market price on the agreement date of $0.008 and is recognizing $80,000 of consulting expense through the term of the agreement. On December 4, 2014, the Company issued the first 4,000,000 shares of this agreement. On April 15, 2015 the Company issued the remaining 6,000,000 shares of this agreement. The Company has recorded $80,000 of consulting expense as of June 30, 2015 related to this agreement.

On November 4, 2014, the Company issued 8,161,000 shares of common stock as the second tranche of a settlement agreement. (See Note 9).

On November 5, 2014, the Company entered into a private placement securities purchase agreement with an accredited investor pursuant to which the Company agreed to issue up to 3,000,000 shares of its common stock at a price of $0.001 per share for an aggregate purchase price of $3,000 in gross proceeds. On December 4, 2014, the Company issued 3,000,000 shares of common stock. There are no registration rights with regards to these securities.

On December 9, 2014, pursuant to a conversion notice, $5,357 of principal and interest was converted at $0.0011 into 4,870,391 shares of common stock (See Note 6).

On December 10, 2014, pursuant to a conversion notice, $7,368 of principal and interest was converted at $0.0011 into 6,698,331 shares of common stock (See Note 6).

On December 11, 2014, the Company entered into a private placement securities purchase agreement with an accredited investor pursuant to which the Company agreed to issue up to 1,000,000 shares of its common stock at a price of $0.0025 per share for an aggregate purchase price of $2,500 in gross proceeds.

On December 16, 2014, the Company entered into a private placement securities purchase agreements with accredited investors pursuant to which the Company agreed to issue up to 9,400,000 shares of its common stock at a price of $0.0025 per share for an aggregate purchase price of $23,500 in gross proceeds.

On December 16, 2014, pursuant to a conversion notice, $6,000 of principal was converted at $0.0012 into 5,194,805 shares of common stock (See Note 6).

On December 24, 2014, pursuant to a conversion notice, $3,762 of principal was converted at $0.0007 into 5,700,000 shares of common stock (See Note 6).

On December 26, 2014, pursuant to a conversion notice, $4,044 of principal and interest was converted at $0.0007 into 5,655,958 shares of common stock (See Note 6).

During the year ended June 30, 2015, pursuant to the January 30, 2015 Settlement and Lock-up Agreement (Note 9), the Company issued 10,000,000 shares of common stock at a rate of $0.0025 per share or $25,000.

On February 2, 2015, pursuant to a conversion notice, $3,446 of principal and interest was converted at $0.0006 into 6,265,964 shares of common stock (See Note 6).

On February 4, 2015, pursuant to debt settlement agreements with two directors (Note 4), the Company issued 17,654,470 and 33,259,350 shares of common stock valued at $0.0025 per share or $44,136 and $83,148, respectively.

On February 9, 2015, pursuant to a conversion notice, $21,100 of principal and interest was converted at $0.0035 into 6,089,544 shares of common stock (See Note 6).

On February 17, 2015, pursuant to a conversion notice, $3,266 of principal and interest was converted at $0.0006 into 5,937,563 shares of common stock (See Note 6).

On February 17, 2015, pursuant to a conversion notice, $15,323 of principal and interest was converted at $0.0035 into 4,422,257 shares of common stock (See Note 6).

On March 6, 2015, pursuant to a conversion notice, $3,410 of principal was converted at $0.0006 into 6,200,000 shares of common stock (See Note 6).

On March 6, 2015, pursuant to a conversion notice, $6,443 of principal and interest was converted at $0.0015 into shares 4,338,384 of common stock (See Note 6).

On March 6, 2015, pursuant to a conversion notice, $1,011 of principal and interest was converted at $0.0015 into 680,485 shares of common stock (See Note 6).

On March 11, 2015, pursuant to a conversion notice, $14,675 of principal and interest was converted at $0.0015 into 9,882,013 shares of common stock (See Note 6).

On March 11, 2015, pursuant to a conversion notice, $10,121 of principal and interest was converted at $0.0015 into 6,815,185 shares of common stock (See Note 6).

On March 12, 2015, pursuant to a conversion notice, $1,001 of principal and interest was converted at $0.0015 into 674,141 shares of common stock (See Note 6).

On March 12, 2015, pursuant to a conversion notice, $14,678 of principal and interest was converted at $0.0015 into 9,884,155 shares of common stock (See Note 6).

On March 12, 2015, pursuant to a conversion notice, $10,125 of principal and interest was converted at $0.0016 into 6,347,918 shares of common stock (See Note 6).

On March 16, 2015, pursuant to a conversion notice, $15,534 of principal and interest was converted at $0.0017 into 9,110,833 shares of common stock (See Note 6).

On March 17, 2015, pursuant to a conversion notice, $1,061 of principal and interest was converted at $0.0017 into 622,504 shares of common stock (See Note 6).

On March 17, 2015, pursuant to a conversion notice, $20,048 of principal and interest was converted at $0.0019 into 10,414,660 shares of common stock (See Note 6).

On March 18, 2015, pursuant to a conversion notice, $20,053 of principal and interest was converted at $0.0020 into 10,127,576 shares of common stock (See Note 6).

On March 19, 2015, pursuant to a conversion notice, $8,260 of principal and interest was converted at $0.0020 into 4,171,808 shares of common stock (See Note 6).

On March 20, 2015, pursuant to a conversion notice, $23,762 of principal and interest was converted at $0.0020 into 12,001,242 shares of common stock (See Note 6).

On April 14, 2015, pursuant to a conversion notice, $4,271 of principal and interest was converted at $0.0020 into 2,135,450 shares of common stock (See Note 6).

On April 15, 2015, pursuant to a conversion notice, $10,145 of principal and interest was converted at $0.0020 into 5,072,740 shares of common stock (See Note 6).

On April 21, 2015, pursuant to a conversion notice, $28,202 of principal and interest was converted at $0.0020 into 14,100,870 shares of common stock (See Note 6).

On May 7, 2015, the Company entered into an agreement with a consultant to provide services over a six month period in exchange for 6,758,316 shares of common stock. The Company valued the 6,758,316 shares based on the market price on the agreement date of $0.043 and will recognize $290,608 of consulting expense through the term of the agreement. On June 5, 2015 the Company issued the 6,758,316 shares of this agreement. The Company has recorded $88,446 of consulting expense as of June 30, 2015 related to this agreement.

On May 21, 2015, the Company entered into an agreement with a consultant to provide services over an eight month period in exchange for 1,000,000 shares of common stock. The Company valued the 1,000,000 shares based on the market price on the agreement date of $0.0445 and will recognize $44,500 of consulting expense through the term of the agreement. On June 3, 2015 the Company issued the 1,000,000 shares of this agreement. The Company has recorded $7,265 of consulting expense as of June 30, 2015 related to this agreement.

On June 4, 2015, the Company entered into an agreement with a consultant to provide services over a six month period in exchange for 500,000 shares of common stock. The Company valued the 500,000 shares based on the market price on the agreement date of $0.0706 and will recognize $35,300 of consulting expense through the term of the agreement. On July 2, 2015 the Company issued the 500,000 shares of this agreement. The Company has recorded $5,015 of consulting expense as of June 30, 2015 related to this agreement.

Warrants:

In September, 2013, pursuant to convertible debenture, the Company issued 3,000,000 warrants to purchase common stock. These warrants have an initial exercise price of $0.0698 per share which is subject to adjustment and expire 5 years from the date of issuance (See Note 6).

In connection with above agreement dated May 7, 2015, the Company issued to the consultant, warrants for 3,379,158 common shares of the Company. The fair value of the warrants was determined using a Black-Scholes option pricing model with a stock price of $0.043, exercise price of $0.03, volatility of 397% based on the Company’s stock price, an expected term of 60 months based on the warrant and a risk free rate of 1.54%. The value of the warrants of $145,303 was recorded as additional paid in capital in the accompanying consolidated balance sheet, along with a prepaid expense of approximately $101,080 and stock based expense of approximately $44,223 for the year ended June 30, 2015.

In connection with above agreement dated May 21, 2015, the Company issued to the consultant warrants for 1,000,000 common shares of the Company. The fair value of the warrants was determined using a Black-Scholes option pricing model with a stock price of $0.0445, exercise price of $0.07, volatility of 397% based on the Company’s stock price, an expected term of 60 months based on the warrant and a risk free rate of 1.54%. The value of the warrants of $44,500 was recorded as additional paid in capital in the accompanying consolidated balance sheet, along with a prepaid expense of approximately $37,235 and stock based expense of approximately $7,265 for the year ended June 30, 2015.

As of June 30, 2015, there were 7,379,158 warrants outstanding and exercisable with expiration dates commencing September 2018 – May 2020. (See Note 6 and above).

The following table summarizes warrant activity for the years ended June 30, 2015 and 2014:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2013	-	$-
Issued	3,000,000	0.07
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2014	3,000,000	0.07
Issued	4,379,158	0.04
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2015	7,379,158	$0.05

Exercisable at June 30, 2015	7,379,158	$0.05
Outstanding and Exercisable:

Weighted average remaining contractual term	4.21
Aggregate intrinsic value	$319,774